Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 40,090,000.00
Revenue recognized contract liabilities	12,200,000	$ 46,080,000.00
Deferred revenue	$ 1,360,000
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer. The CODM has determined that the Company operates as one operating segment as the CODM reviews financial information on a consolidated basis in making decisions regarding resource allocation and performance assessment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker
Operating segment (in segment) | segment	1
CECL [Member]
Summary of Significant Accounting Policies [Line Items]
Allowances for CECL	$ 320,000	$ 320,000
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	34,850,000
US [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 4,660,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years